WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 71.4%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.2%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	510,000		$558,374	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	337,000		350,092	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	638,000		641,987	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		1,125,200	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		921,230	(a)

Total Diversified Telecommunication Services					3,596,883

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	190,000		233,064

Interactive Media & Services - 0.6%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	490,000		484,796	(a)(b)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		483,260	(a)

Total Interactive Media & Services					968,056

Media - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	900,000		929,673	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	170,000		173,162	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,480,000		2,557,500
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	830,000		823,256	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	110,000		114,538	(a)
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	510,000		532,950	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		301,429
DISH DBS Corp., Senior Notes	7.750%	7/1/26	590,000		666,980
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		520,007
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		704,121	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	330,000	EUR	401,368	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	1,000,000		1,034,220	(a)

Total Media					8,759,204

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.1%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	178,000	EUR	$210,848	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	570,000		617,994	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	540,000		533,925	(a)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	1,650,000		1,669,485
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	510,000		521,694	(a)

Total Wireless Telecommunication Services					3,553,946

TOTAL COMMUNICATION SERVICES					17,111,153

CONSUMER DISCRETIONARY - 20.2%
Auto Components - 1.6%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	410,000		420,258	(a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	810,000		789,345
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,290,000		1,359,338	(a)

Total Auto Components					2,568,941

Automobiles - 2.8%
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		415,500
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,800,000		1,800,000
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,600,000		1,666,000
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	740,000		745,550

Total Automobiles					4,627,050

Diversified Consumer Services - 1.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	890,000		892,091	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	460,000		473,232	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	690,000		676,416	(a)

Total Diversified Consumer Services					2,041,739

Hotels, Restaurants & Leisure - 11.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		455,975	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	300,000		310,125	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	240,000		256,500	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	540,000		558,900	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	600,000	EUR	542,558
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	480,000		452,446	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	400,000		408,029
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.628%	7/16/35	853,000	GBP	930,992	(c)(d)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	680,000		$692,240	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	870,000		856,950	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	750,000		885,937	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	520,000		597,558	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	520,000		510,016	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		514,597	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	560,000		573,596	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,020,000	GBP	2,649,241	(c)
Saga PLC, Senior Notes	5.500%	7/15/26	540,000	GBP	715,754	(c)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000		192,726	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	730,000		705,881	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,030,000		1,043,251	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		230,500	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	320,000		320,565	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,460,000		1,442,546	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	560,000	GBP	759,731	(a)
Wyndham Hotels & Resorts Inc., Senior Notes	4.375%	8/15/28	140,000		146,325	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	250,000		239,133	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	780,000		743,681	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	890,000		837,917	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	600,000		633,762	(a)

Total Hotels, Restaurants & Leisure					19,207,432

Household Durables - 0.3%
TopBuild Corp., Senior Notes	3.625%	3/15/29	440,000		443,850	(a)

Internet & Direct Marketing Retail - 1.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,060,000		1,990,495

Multiline Retail - 0.3%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	400,000	GBP	561,949	(c)

Specialty Retail - 1.2%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	380,000		381,425	(a)(b)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	540,000		561,857	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	220,000		227,205	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	310,000		324,747	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	130,000	EUR	$149,528	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	360,000	EUR	416,114	(a)(d)

Total Specialty Retail					2,060,876

TOTAL CONSUMER DISCRETIONARY					33,502,332

CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Primo Water Holdings Inc., Senior Notes	3.875%	10/31/28	190,000	EUR	228,405	(a)

Food Products - 0.7%
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	560,000		846,525	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	190,000		238,381

Total Food Products					1,084,906

TOTAL CONSUMER STAPLES					1,313,311

ENERGY - 13.8%
Energy Equipment & Services - 0.2%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	400,000		408,022	(a)

Oil, Gas & Consumable Fuels - 13.6%
Apache Corp., Senior Notes	5.100%	9/1/40	250,000		280,308
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	110,000		119,075	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	220,000		232,100
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	380,000		398,411	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	580,000		589,700	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	130,000		135,703	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,120,000		1,148,000	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	840,000		883,050	(d)(e)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	220,000		234,518	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	150,000		168,900	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQT Corp., Senior Notes	3.125%	5/15/26	160,000	$164,219	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,820,000	1,972,179
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	518,512
EQT Corp., Senior Notes	3.625%	5/15/31	150,000	156,488	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	270,000	276,534	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	610,000	639,966	(a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	270,000	333,113
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	500,000	600,862
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	2,550,000	2,850,007
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	379,194
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,546,875	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,050,000	1,948,084
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,242,749
Qatar Petroleum, Senior Notes	2.250%	7/12/31	700,000	694,239	(a)
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000	630,728	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	250,000	261,406
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	70,000	75,564
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,310,000	1,224,169	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	522,600	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	620,000	671,826
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	400,000	436,892
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	30,000	33,188
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	90,000	105,471
YPF SA, Senior Notes	8.500%	7/28/25	200,000	167,002	(a)
YPF SA, Senior Notes	6.950%	7/21/27	690,000	510,058	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	419,400	371,882	(a)

Total Oil, Gas & Consumable Fuels				22,523,572

TOTAL ENERGY				22,931,594

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 5.2%
Banks - 2.5%
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,340,000	$2,442,714	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	370,000	379,658	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	160,000	177,455
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	550,000	558,061	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000	570,689	(a)

Total Banks				4,128,577

Capital Markets - 1.1%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	400,000	392,400	(a)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	430,000	409,306	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	500,000	554,300	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000	482,288	(a)(d)(e)

Total Capital Markets				1,838,294

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	210,000	232,025

Diversified Financial Services - 1.4%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,562,198	1,536,812	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	250,000	238,125	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	300,000	280,500	(c)
Huarong Finance 2019 Co. Ltd., Senior Notes	3.750%	5/29/24	290,000	276,588	(c)

Total Diversified Financial Services				2,332,025

TOTAL FINANCIALS				8,530,921

HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.5%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	460,000	463,354	(a)(b)
Mozart Debt Merger Sub Inc., Senior Secured Notes	3.875%	4/1/29	440,000	440,000	(a)(b)

Total Health Care Equipment & Supplies				903,354

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 0.2%
HCA Inc., Senior Notes	5.375%	9/1/26	270,000		$309,258

Pharmaceuticals - 4.5%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	530,000		549,875	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		580,899	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	491,564	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		250,339	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,820,000		5,579,925

Total Pharmaceuticals					7,452,602

TOTAL HEALTH CARE					8,665,214

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.4%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	590,000		606,225	(a)

Airlines - 3.3%
Air Canada, Senior Secured Notes	3.875%	8/15/26	330,000		333,399	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	590,000		695,391
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,300,000		1,516,621	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,165,414	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,650,000		1,707,255	(a)

Total Airlines					5,418,080

Building Products - 0.2%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	360,000	EUR	396,625	(a)

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	390,000		385,367	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,170,000		1,167,812	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		949,864
CoreCivic Inc., Senior Notes	4.750%	10/15/27	160,000		140,509

Total Commercial Services & Supplies					2,643,552

Electrical Equipment - 0.5%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	810,000		873,006	(a)

See Notes to Schedule of Investments.

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WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - 0.9%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	710,000		$729,021	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	226,663	(c)
Renk AG, Senior Secured Notes	5.750%	7/15/25	100,000	EUR	120,700	(a)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	420,000	EUR	509,010	(a)

Total Machinery					1,585,394

Trading Companies & Distributors - 1.1%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		834,074	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000		937,509	(a)

Total Trading Companies & Distributors					1,771,583

TOTAL INDUSTRIALS					13,294,465

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	220,000		220,759	(a)

IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		318,840	(a)
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	60,000		61,575
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	121,381	(a)

Total IT Services					501,796

Software - 0.7%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	510,000		524,678	(a)
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes	4.625%	5/1/28	480,000		473,400	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	170,000		173,612	(a)

Total Software					1,171,690

TOTAL INFORMATION TECHNOLOGY					1,894,245

MATERIALS - 4.1%
Chemicals - 1.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	500,000		531,825	(a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	155,021	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,140,000		1,152,825	(a)

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
LSB Industries Inc., Senior Secured Notes	6.250%	10/15/28	140,000	$141,400	(a)(b)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	779,380

Total Chemicals				2,760,451

Construction Materials - 0.5%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	730,000	809,563	(a)

Containers & Packaging - 1.6%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000	638,160	(a)(f)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000	806,657
Ball Corp., Senior Notes	3.125%	9/15/31	430,000	425,196
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	110,000	115,777	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000	642,917

Total Containers & Packaging				2,628,707

Metals & Mining - 0.4%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	600,000	635,304	(a)

TOTAL MATERIALS				6,834,025

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000	571,408

Real Estate Management & Development - 1.5%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000	735,678	(c)
China SCE Group Holdings Ltd., Senior Secured Notes	6.000%	2/4/26	650,000	584,188	(c)
Country Garden Holdings Co. Ltd., Senior Secured Notes	3.300%	1/12/31	300,000	274,875	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	200,000	170,721	(c)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	900,000	705,781	(c)

Total Real Estate Management & Development				2,471,243

TOTAL REAL ESTATE				3,042,651

UTILITIES - 0.8%
Electric Utilities - 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	230,000	212,405	(a)

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000	758,288	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 0.2%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	350,000		$357,243	(a)

TOTAL UTILITIES					1,327,936

TOTAL CORPORATE BONDS & NOTES (Cost - $114,082,825)					118,447,847

SOVEREIGN BONDS - 15.8%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000		415,581	(a)

Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002		73,825
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	523,917		193,441
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	2,309,180		761,013
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	2,028,278		924,946	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	350,000		268,065	(c)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	390,000		267,154	(a)

Total Argentina					2,488,444

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000		270,003	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000		470,806	(a)

Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	867,000	BRL	158,122
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	246,000	BRL	44,053
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	1,150,000		1,116,880

Total Brazil					1,319,055

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000		$346,504	(a)

Dominican Republic - 0.7%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000		418,204	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		671,256	(a)

Total Dominican Republic					1,089,460

Ecuador - 0.3%
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	800,000		531,008	(a)

Egypt - 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000		226,216	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		302,032	(c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000		696,170	(a)

Total Egypt					1,224,418

El Salvador - 0.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	300,000		225,003	(a)

Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	290,000		351,060	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	730,000		693,339	(a)

Total Ghana					1,044,399

Indonesia - 0.8%
Indonesia Treasury Bond	7.000%	5/15/22	18,765,000,000	IDR	1,342,230

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	136,389		136,900	(c)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	200,000		211,800	(a)

Total Ivory Coast					348,700

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	400,000		466,960

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.2%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	250,000		$270,430	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		330,410	(a)

Mexico - 1.4%
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,088,183
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,140,000	MXN	390,609
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	900,000		870,507

Total Mexico					2,349,299

Nigeria - 0.3%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		270,239	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		208,469	(a)

Total Nigeria					478,708

Oman - 0.5%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000		834,440	(a)

Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	1,340,000		1,291,425	(a)

Peru - 0.7%
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,370,000		1,247,727

Russia - 1.8%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	488,918
Russian Federal Bond - OFZ	7.050%	1/19/28	88,573,000	RUB	1,211,820
Russian Federal Bond - OFZ	6.900%	5/23/29	98,650,000	RUB	1,336,062

Total Russia					3,036,800

Senegal - 0.3%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		466,102	(a)

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	400,000		403,062
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		362,345

Total South Africa					765,407

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,920,000	$1,815,408
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000	672,511

Total Turkey				2,487,919

Ukraine - 0.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	250,000	271,569	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	200,000	217,451	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	600,000	615,768	(a)

Total Ukraine				1,104,788

TOTAL SOVEREIGN BONDS (Cost - $26,546,109)				26,246,026

SENIOR LOANS - 5.7%
COMMUNICATION SERVICES - 2.0%
Media - 2.0%
Clear Channel Outdoor Holdings Inc., Term Loan B (3 mo. USD LIBOR + 3.500%)	3.629%	8/21/26	1,492,386	1,463,814	(d)(g)(h)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	8/2/27	1,850,000	1,853,275	(d)(g)(h)

TOTAL COMMUNICATION SERVICES				3,317,089

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises Ltd., Advance Term Loan	—	4/5/22	440,000	430,467	(i)

Specialty Retail - 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	470,000	471,678	(d)(g)(h)

TOTAL CONSUMER DISCRETIONARY				902,145

INDUSTRIALS - 2.8%
Airlines - 2.8%
American Airlines Inc., Initial Term Loan	—	4/20/28	750,000	776,404	(i)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	380,000	404,677	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	470,000	$499,817	(d)(g)(h)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	2,985,000	3,012,312	(d)(g)(h)

TOTAL INDUSTRIALS				4,693,210

MATERIALS - 0.4%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	598,500	599,473	(d)(g)(h)

TOTAL SENIOR LOANS (Cost - $9,416,208)				9,511,917

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
U.S. Government Obligations - 2.1%
U.S. Treasury Notes	0.375%	1/31/26	1,750,000	1,712,812
U.S. Treasury Notes	0.500%	2/28/26	750,000	737,490
U.S. Treasury Notes	0.750%	3/31/26	500,000	496,563
U.S. Treasury Notes	0.750%	4/30/26	500,000	496,250

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,462,477)				3,443,115

CONVERTIBLE BONDS & NOTES - 1.2%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,320,000	1,375,440

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	600,000	565,149

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,810,929)				1,940,589

ASSET-BACKED SECURITIES - 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $591,376)	5.806%	10/15/31	600,000	594,089	(a)(d)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $399,000)	9.500%		380	410,764

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 0.1%
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)	17,554	$2,270	*(j)(k)
KCAD Holdings I Ltd.	75,024,286	0	*(j)(k)(l)

TOTAL ENERGY		2,270

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares	19,920	193,423	*

TOTAL COMMON STOCKS (Cost - $1,831,655)		195,693

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $6,358)		5/28/28	6,640	3,918	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $158,146,937)				160,793,958

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,462,458)	0.010%		1,462,458	1,462,458	(m)

TOTAL INVESTMENTS - 97.8% (Cost - $159,609,395)				162,256,416
Other Assets in Excess of Liabilities - 2.2%				3,700,228

TOTAL NET ASSETS - 100.0%				$165,956,644

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	15

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $1,462,458 and the cost was $1,462,458 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

16	Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	27	12/21	$3,995,089	$3,915,000	$80,089

At September 30, 2021, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	413,468	EUR	350,000	Citibank N.A.	10/19/21	$7,899
USD	374,055	GBP	270,000	Citibank N.A.	10/19/21	10,249
USD	415,861	GBP	300,000	Citibank N.A.	10/19/21	11,632
USD	24,131	MXN	495,546	Citibank N.A.	10/19/21	195
EUR	200,000	USD	235,244	Goldman Sachs Group Inc.	10/19/21	(3,490)
USD	314,179	CAD	390,000	Goldman Sachs Group Inc.	10/19/21	6,277
USD	590,024	GBP	430,000	Goldman Sachs Group Inc.	10/19/21	10,630
USD	4,468,961	GBP	3,228,553	Goldman Sachs Group Inc.	10/19/21	118,709
EUR	1,058,829	USD	1,259,280	Morgan Stanley & Co. Inc.	10/19/21	(32,340)
MXN	495,546	USD	24,522	Morgan Stanley & Co. Inc.	10/19/21	(586)
USD	563,851	EUR	480,000	Morgan Stanley & Co. Inc.	10/19/21	7,641
MXN	495,546	USD	23,826	Citibank N.A.	1/18/22	(193)

Total						$136,623

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

18

Notes to Schedule of Investments (unaudited) (continued)

When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$118,447,847	—	$118,447,847
Sovereign Bonds	—	26,246,026	—	26,246,026
Senior Loans	—	9,511,917	—	9,511,917
U.S. Government & Agency Obligations	—	3,443,115	—	3,443,115
Convertible Bonds & Notes	—	1,940,589	—	1,940,589
Asset-Backed Securities	—	594,089	—	594,089
Convertible Preferred Stocks	—	410,764	—	410,764
Common Stocks:
Energy	—	—	$2,270	2,270
Financials	$193,423	—	—	193,423
Warrants	3,918	—	—	3,918

Total Long-Term Investments	197,341	160,594,347	2,270	160,793,958

Short-Term Investments†	1,462,458	—	—	1,462,458

Total Investments	$1,659,799	$160,594,347	$2,270	$162,256,416

Other Financial Instruments:
Futures Contracts††	$80,089	—	—	$80,089
Forward Foreign Currency Contracts††	—	$173,232	—	173,232

Total Other Financial Instruments	$80,089	$173,232	—	$253,321

Total	$1,739,888	$160,767,579	$2,270	$162,509,737

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$36,609	—	$36,609

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

20

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$670,225	$103,268,223	103,268,223	$102,475,990	102,475,990	—	$207	—	$1,462,458

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